Submission	Oct. 01, 2025
Submission [Line Items]
Central Index Key	0000915191
Registrant Name	FAIRFAX FINANCIAL HOLDINGS LTD/ CAN
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A